Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair value measurement [Abstract]
Non-financial Assets Measured at Fair Value Classified in Level 3
As of December 31, 2024 and 2023 non-financial assets measured at fair value were classified in Level 2 of this hierarchy, as described below:

	2024	2023
Level 3
Buildings	$172,305	$101,033
Lands	1,368,143	1,419,674
	$1,540,448	$1,520,707

Reconciliation Between Carrying Amounts of Non-financial Assets Classified within Level 3
As of December 31, 2024 and 2023, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 was as follows:

	2024	2023
Balance as of January 1	$1,520,707	$1,250,989
Amount recognized in other comprehensive income:
Revaluation surplus	22,974	-

Additions and disposals, net	(3,233)	(2,782)
Transfer from available-for-sale assets	-	272,500
Balance as of December 31	$1,540,448	$1,520,707